Cover	12 Months Ended
Dec. 31, 2020 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	CANON INC
Entity Central Index Key	0000016988
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Entity Incorporation, State or Country Code	M0
Entity File Number	001-15122
Entity Address, Address Line One	30-2, Shimomaruko 3-chome
Entity Address, City or Town	Ohta-ku
Entity Address, Country	JP
Entity Address, Postal Zip Code	146-8501
Entity Common Stock, Shares Outstanding	1,045,773,645
Common stock
Title of 12(b) Security	Common Stock (the “shares”)
No Trading Symbol Flag	true
American Depositary Shares
Trading Symbol	CAJ
Security Exchange Name	NYSE
Title of 12(b) Security	American Depositary Shares (“ADSs”), each of which represents one share
Business Contact
Entity Address, Address Line One	30-2, Shimomaruko 3-chome
Entity Address, City or Town	Ohta-ku
Entity Address, Country	JP
Entity Address, Postal Zip Code	146-8501
Contact Personnel Name	Sachiho Tanino
City Area Code	+81-3
Local Phone Number	3758-2111